S000004341 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
iShares Russell 3000 ETF
Prospectus [Line Items]
Average Annual Return, Percent	23.58%	13.67%	12.36%
Performance Inception Date				May 22, 2000
iShares Russell 3000 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.25%	13.31%	11.94%
iShares Russell 3000 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.17%	10.90%	10.19%